Inventories - Summary of Inventories (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Supplies	$ 757	$ 721
Raw materials	197	271
Work in process	592	491
Finished products	410	573
Inventories	1,956	2,056
Less long-term portion (Note 14)	(84)	(75)
Current inventories	$ 1,872	$ 1,981